WARRANTS AND DERIVATIVES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 11, 2021	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock		13,343
Common stock par value			$ 0.0001	$ 0.0001
Common stock at fair value		$ 428
Change in fair value of warrant liability			$ 717	$ (177)
Fair value of the warrant liability				561
Expected dividend rate			0.00%
Derivative liabilities			$ 0		$ 561
Business combination acquired fair value			$ 2,000
Liquidity fee percentages less			3.50%
Proceeds from Issuance of Warrants			$ 65,500	0
Change in fair value of the derivative liability			$ 1,100
Promissory Note Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
January Twelve Two Thousand And Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			75,000
July Twenty Two Thousand And Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			25,000
Granted in Two Thousand And Seventeen And Two Thousand And Eighteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.96
Note Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock	33,357
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Change in fair value of warrant liability			$ 717	$ 0
Standby Agreement [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities			$ 800
Pipe Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			1,396,419
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Common stock par value			11.5
Sale of Stock, Price Per Share			$ 18
Proceeds from Issuance of Warrants			$ 377
Financial Institution [Member]
Class of Warrant or Right [Line Items]
Ownership interest			80.00%
Aggregate Purchase Price Percentage			20.00%
Financial Institution [Member] | Subscription Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock			517,079
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.17
Aggregate Purchase Price Percentage			20.00%